Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reportable segments [Line Items]
Exceptional items excluded from depreciation and amortisation		$ 212
Exceptional items excluded from impairment losses		5
Exceptional items	566	636	2,520
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [Line Items]
Exceptional items	27	51	132
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [Line Items]
Exceptional items	$ (27)	$ (51)	$ (62)